United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5,

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

This filing is on behalf of five of the six series of funds of SunAmerica Series, Inc.

AIG MULTI-ASSET ALLOCATION FUND@

Portfolio of Investments — January 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Commodity Strategy Investment Companies — 9.3%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A (cost $26,052,794)	3,281,361	$21,591,352
Domestic Equity Investment Companies — 51.6%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	450,967	7,486,049
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A Class A	1,655,698	22,749,285
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	874,586	23,412,664
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	1,171,060	16,711,022
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	417,710	10,827,041
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	524,392	12,779,437
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	1,534,706	25,476,127
Total Domestic Equity Investment Companies (cost $116,776,930)		119,441,625
Domestic Fixed Income Investment Companies — 20.5%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	3,595,784	11,758,214
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	1,630,231	5,298,250
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	2,738,053	24,560,335
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	741,209	5,848,136
Total Domestic Fixed Income Investment Companies (cost $49,508,960)		47,464,935
Foreign Equity Investment Companies — 8.7%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,574,217	12,798,385
SunAmerica Equity Funds, AIG Japan Fund, Class A	1,129,733	7,275,483
Total Foreign Equity Investment Companies (cost $22,775,487)		20,073,868
Global Strategies Investment Companies — 10.0%
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A (cost $23,938,711)	1,580,482	23,138,263
TOTAL INVESTMENTS (cost $239,052,882)	100.1%	231,710,043
Liabilities in excess of other assets	(0.1)	(293,707)
NET ASSETS	100.0%	$231,416,336

#                                         See Note 2.

@                                    The AIG Multi-Asset Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

The following is a summary of the inputs used to value the Funds’s net assets as of January 31, 2019 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$231,710,043	$—	$—	$231,710,043

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

AIG ACTIVE ALLOCATION FUND@

Portfolio of Investments — January 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Commodity Strategy Investment Companies — 2.8%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A (cost $4,113,890)	558,958	$3,677,943
Domestic Equity Investment Companies — 50.5%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	381,775	6,337,468
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A Class A	648,358	8,908,444
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	461,294	12,348,853
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	276,239	3,941,925
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	527,829	13,681,340
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	498,134	12,139,525
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	487,399	8,090,817
Total Domestic Equity Investment Companies (cost $66,058,891)		65,448,372
Domestic Fixed Income Investment Companies — 33.6%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	2,634,995	8,616,434
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	1,892,508	6,150,650
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	2,070,942	18,576,351
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	1,294,183	10,211,103
Total Domestic Fixed Income Investment Companies (cost $44,685,992)		43,554,538
Foreign Equity Investment Companies — 9.2%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,060,098	8,618,601
SunAmerica Equity Funds, AIG Japan Fund, Class A	518,394	3,338,458
Total Foreign Equity Investment Companies (cost $13,141,566)		11,957,059
Global Strategies Investment Companies — 4.0%
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A (cost $5,286,088)	357,182	5,229,143
TOTAL INVESTMENTS (cost $133,286,427)	100.1%	129,867,055
Liabilities in excess of other assets	(0.1)	(98,352)
NET ASSETS	100.0%	$129,768,703

#	See Note 2.
@

The AIG Active Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

The following is a summary of the inputs used to value the Funds’s net assets as of January 31, 2019 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$129,867,055	$—	$—	$129,867,055

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

AIG FOCUSED DIVIDEND STRATEGY FUND

Portfolio of Investments — January 31, 2019 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.8%
Advertising Agencies — 3.6%
Omnicom Group, Inc.	5,093,103	$396,650,862
Appliances — 3.6%
Whirlpool Corp.	3,013,681	400,849,710
Beverages-Non-alcoholic — 3.3%
Coca-Cola Co.	7,707,087	370,942,097
Casino Hotels — 3.5%
Las Vegas Sands Corp.	6,749,936	393,926,265
Chemicals-Diversified — 3.0%
LyondellBasell Industries NV, Class A	3,886,751	338,030,735
Computer Services — 3.2%
International Business Machines Corp.	2,669,749	358,867,661
Computers — 3.2%
HP, Inc.	15,992,418	352,312,968
Computers-Memory Devices — 2.8%
Western Digital Corp.	6,913,421	311,034,811
Cosmetics & Toiletries — 3.6%
Procter & Gamble Co.	4,103,742	395,887,991
Diversified Banking Institutions — 3.3%
JPMorgan Chase & Co.	3,543,177	366,718,819
Electronic Components-Semiconductors — 3.4%
Texas Instruments, Inc.	3,789,414	381,518,201
Food-Misc./Diversified — 6.4%
General Mills, Inc.	8,647,727	384,304,988
Kraft Heinz Co.	6,917,229	332,442,026
		716,747,014
Medical-Biomedical/Gene — 3.3%
Gilead Sciences, Inc.	5,176,992	362,441,210
Medical-Drugs — 6.4%
AbbVie, Inc.	4,224,956	339,221,717
Pfizer, Inc.	8,737,973	370,926,954
		710,148,671
Medical-Wholesale Drug Distribution — 3.3%
Cardinal Health, Inc.	7,311,884	365,374,843
Networking Products — 3.6%
Cisco Systems, Inc.	8,434,775	398,880,510
Oil Companies-Integrated — 6.4%
Chevron Corp.	3,222,007	369,403,103
Exxon Mobil Corp.	4,661,983	341,630,114
		711,033,217
Retail-Apparel/Shoe — 6.0%
Gap, Inc.	13,893,119	353,440,947
L Brands, Inc.	11,405,970	317,542,205
		670,983,152
Retail-Regional Department Stores — 2.7%
Macy’s, Inc.	11,284,258	296,775,985
Retail-Restaurants — 3.7%
McDonald’s Corp.	2,302,080	411,565,862
Semiconductor Components-Integrated Circuits — 3.6%
Maxim Integrated Products, Inc.	7,343,236	398,517,418
Semiconductor Equipment — 8.0%
KLA-Tencor Corp.	4,136,366	440,812,525
Lam Research Corp.	2,643,895	448,351,714
		889,164,239
Telephone-Integrated — 3.1%
Verizon Communications, Inc.	6,273,684	345,429,041
Tobacco — 5.8%
Altria Group, Inc.	6,132,510	302,639,368
Philip Morris International, Inc.	4,512,893	346,229,151
		648,868,519
Total Long-Term Investment Securities (cost $10,869,468,378)		10,992,669,801

REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.5%, dated 01/31/2019, to be repurchased 02/01/2019 in the amount of $121,101,682 collateralized by $121,960,000 of United States Treasury Notes, bearing interest at 2.75% due 06/30/2025 and having an approximate value of $123,529,503 (cost $121,105,000)	$121,105,000	121,105,000
TOTAL INVESTMENTS (cost $10,990,573,378)	99.9%	11,113,774,801
Other assets less liabilities	0.1	5,875,599
NET ASSETS	100.0%	$11,119,650,400

The following is a summary of the inputs used to value the Fund’s net assets as of  January 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$10,992,669,801	$—	$—	$10,992,669,801
Repurchase Agreements	—	121,105,000	—	121,105,000
Total Investments at Value	$10,992,669,801	$121,105,000	$—	$11,113,774,801

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

AIG STRATEGIC VALUE FUND

Portfolio of Investments — January 31, 2019 — (unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCKS — 98.5%
Aerospace/Defense — 1.0%
General Dynamics Corp.	12,699	$2,173,688
Aerospace/Defense-Equipment — 2.7%
Arconic, Inc.	64,894	1,221,305
United Technologies Corp.	37,968	4,482,882
		5,704,187
Airlines — 0.6%
Delta Air Lines, Inc.	25,316	1,251,370
Auto-Cars/Light Trucks — 1.4%
General Motors Co.	73,785	2,879,091
Auto/Truck Parts & Equipment-Original — 1.2%
BorgWarner, Inc.	30,774	1,258,656
Lear Corp.	8,602	1,324,106
		2,582,762
Banks-Commercial — 0.5%
Hope Bancorp, Inc.	74,327	1,063,619
Banks-Fiduciary — 3.1%
Bank of New York Mellon Corp.	124,669	6,522,682
Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc.	7,106	800,633
Building & Construction Products-Misc. — 0.4%
Louisiana-Pacific Corp.	37,671	918,419
Building Products-Air & Heating — 0.6%
Johnson Controls International PLC	33,904	1,144,938
Building Products-Wood — 0.4%
Masco Corp.	27,021	875,751
Cable/Satellite TV — 0.4%
DISH Network Corp., Class A†	27,039	829,286
Chemicals-Diversified — 0.8%
LyondellBasell Industries NV, Class A	20,206	1,757,316
Commercial Services — 0.4%
Nielsen Holdings PLC	35,198	903,885
Computer Services — 0.5%
International Business Machines Corp.	8,463	1,137,596
Computers — 0.7%
HP, Inc.	64,527	1,421,530
Computers-Memory Devices — 0.3%
Western Digital Corp.	12,470	561,025
Cosmetics & Toiletries — 3.0%
Edgewell Personal Care Co.†	39,130	1,543,678
Procter & Gamble Co.	48,000	4,630,560
		6,174,238
Diversified Banking Institutions — 2.8%
Bank of America Corp.	132,294	3,766,410
JPMorgan Chase & Co.	20,287	2,099,705
		5,866,115
Diversified Manufacturing Operations — 1.8%
Crane Co.	16,936	1,401,623
Ingersoll-Rand PLC	23,875	2,388,455
		3,790,078
Electric Products-Misc. — 0.5%
Emerson Electric Co.	14,576	954,291
Electric-Integrated — 3.1%
AES Corp.	187,333	3,070,388
FirstEnergy Corp.	44,276	1,735,619
Xcel Energy, Inc.	33,093	1,732,750
		6,538,757
Electronic Components-Misc. — 0.6%
Gentex Corp.	61,616	1,305,027
Electronic Components-Semiconductors — 4.2%
Intel Corp.	185,511	8,741,278
Engines-Internal Combustion — 1.1%
Cummins, Inc.	15,643	2,301,242
Enterprise Software/Service — 1.5%
Oracle Corp.	60,898	3,058,907
Finance-Investment Banker/Broker — 0.3%
Lazard, Ltd., Class A	16,047	638,510
Finance-Mortgage Loan/Banker — 0.5%
PennyMac Financial Services, Inc.	50,165	1,037,412
Finance-Other Services — 0.5%
CME Group, Inc.	5,164	941,294
Food-Confectionery — 0.7%
Hershey Co.	12,976	1,376,754
Food-Meat Products — 0.4%
Tyson Foods, Inc., Class A	14,320	886,694
Food-Misc./Diversified — 3.7%
Campbell Soup Co.	34,745	1,231,015
General Mills, Inc.	32,220	1,431,857
Kellogg Co.	37,976	2,240,964
Kraft Heinz Co.	44,277	2,127,952
Mondelez International, Inc., Class A	14,661	678,218
		7,710,006
Home Decoration Products — 0.5%
Newell Brands, Inc.	44,570	945,330
Identification Systems — 0.6%
Brady Corp., Class A	26,807	1,198,541
Instruments-Controls — 2.2%
Honeywell International, Inc.	31,147	4,473,644
Insurance-Life/Health — 0.8%
Aflac, Inc.	33,042	1,576,103
Insurance-Multi-line — 4.3%
Allstate Corp.	24,554	2,157,560
CNA Financial Corp.	46,348	2,125,519
Loews Corp.	47,256	2,263,562
Voya Financial, Inc.	51,797	2,404,935
		8,951,576
Insurance-Property/Casualty — 4.3%
Fidelity National Financial, Inc.	64,537	2,333,658
Hanover Insurance Group, Inc.	28,575	3,258,693
Mercury General Corp.	23,006	1,189,410
Travelers Cos., Inc.	17,292	2,170,838
		8,952,599
Investment Management/Advisor Services — 3.7%
Affiliated Managers Group, Inc.	6,844	718,278
Franklin Resources, Inc.	88,950	2,633,809
Legg Mason, Inc.	36,735	1,094,703

T. Rowe Price Group, Inc.	33,684	3,148,107
		7,594,897
Medical Labs & Testing Services — 0.8%
Quest Diagnostics, Inc.	18,960	1,656,156
Medical-Biomedical/Gene — 3.4%
Amgen, Inc.	19,899	3,723,302
Biogen, Inc.†	4,566	1,524,040
Gilead Sciences, Inc.	25,725	1,801,007
		7,048,349
Medical-Drugs — 7.6%
Bristol-Myers Squibb Co.	14,793	730,331
Johnson & Johnson	67,654	9,003,394
Pfizer, Inc.	143,625	6,096,881
		15,830,606
Medical-HMO — 0.6%
WellCare Health Plans, Inc.†	4,742	1,311,068
Medical-Wholesale Drug Distribution — 0.9%
Premier, Inc., Class A†	49,358	1,963,955
Multimedia — 3.0%
Twenty-First Century Fox, Inc., Class A	55,410	2,732,267
Walt Disney Co.	32,170	3,587,598
		6,319,865
Networking Products — 2.2%
Cisco Systems, Inc.	95,650	4,523,288
Oil Companies-Exploration & Production — 2.5%
Antero Resources Corp.†	82,100	825,926
Cimarex Energy Co.	21,710	1,635,631
Gulfport Energy Corp.†	173,159	1,452,804
Range Resources Corp.	108,731	1,199,303
		5,113,664
Oil Companies-Integrated — 4.3%
Chevron Corp.	16,692	1,913,738
Exxon Mobil Corp.	97,074	7,113,583
		9,027,321
Oil Refining & Marketing — 1.4%
HollyFrontier Corp.	28,592	1,610,874
Valero Energy Corp.	14,921	1,310,362
		2,921,236
Pharmacy Services — 1.7%
Cigna Corp.	10,193	2,036,663
CVS Health Corp.	21,645	1,418,830
		3,455,493
Publishing-Newspapers — 1.1%
News Corp., Class A	171,974	2,206,426
Real Estate Investment Trusts — 0.6%
Exantas Capital Corp.	109,309	1,155,396
Real Estate Management/Services — 0.9%
CBRE Group, Inc., Class A†	20,570	941,078
RE/MAX Holdings, Inc., Class A	22,309	930,731
		1,871,809
Retail-Catalog Shopping — 0.4%
Qurate Retail, Inc.†	42,762	930,074
Retail-Discount — 1.5%
Walmart, Inc.	31,611	3,029,282
Retail-Drug Store — 1.1%
Walgreens Boots Alliance, Inc.	32,977	2,382,918
Rubber/Plastic Products — 0.3%
Trinseo SA	12,837	629,655
Semiconductor Components-Integrated Circuits — 0.8%
QUALCOMM, Inc.	32,156	1,592,365
Steel-Producers — 1.6%
Nucor Corp.	54,405	3,331,762
Telephone-Integrated — 2.8%
AT&T, Inc.	129,528	3,893,612
GCI Liberty, Inc., Class A†	18,519	942,617
Verizon Communications, Inc.	16,801	925,063
		5,761,292
Tobacco — 1.9%
Philip Morris International, Inc.	43,102	3,306,785
Vector Group, Ltd.	48,557	534,127
		3,840,912
Tools-Hand Held — 0.6%
Stanley Black & Decker, Inc.	10,358	1,309,666
Total Long-Term Investment Securities (cost $200,472,927)		204,753,629

REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 01/31/2019, to be repurchased 02/01/2019 in the amount $3,066,043 collateralized by $3,090,000 of United States Treasury Notes, bearing interest at 2.75% due 06/30/2025 and having an approximate value of $3,129,765 (cost $ 3,066,000)	$3,066,000	3,066,000
TOTAL INVESTMENTS (cost $203,538,927)	100.0%	207,819,629
Liabilities in excess of other assets	(0.0)	(68,376)
NET ASSETS	100.0%	$207,751,253

†	Non-income producing security

The following is a summary of the inputs used to value the Funds’s net assets as of  January  31, 2019 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$204,753,629	$—	$—	$204,753,629
Repurchase Agreements	—	3,066,000	—	3,066,000
	$204,753,629	$3,066,000	$—	$207,819,629

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

AIG SELECT DIVIDEND GROWTH FUND

Portfolio of Investments — January 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 99.1%
Advertising Agencies — 5.9%
Interpublic Group of Cos., Inc.	54,313	$1,235,621
Omnicom Group, Inc.	17,683	1,377,152
		2,612,773
Aerospace/Defense — 2.5%
Lockheed Martin Corp.	3,830	1,109,513
Airlines — 2.3%
Delta Air Lines, Inc.	20,696	1,023,003
Apparel Manufacturers — 2.2%
Hanesbrands, Inc.	64,435	965,881
Appliances — 2.8%
Whirlpool Corp.	9,423	1,253,353
Chemicals-Diversified — 2.1%
LyondellBasell Industries NV, Class A	10,658	926,926
Commercial Services — 3.2%
Nielsen Holdings PLC	54,610	1,402,385
Commercial Services-Finance — 2.5%
H&R Block, Inc.	46,395	1,094,458
Computers-Memory Devices — 1.9%
Western Digital Corp.	18,516	833,035
Containers-Paper/Plastic — 4.3%
Packaging Corp. of America	10,851	1,023,466
WestRock Co.	21,815	888,089
		1,911,555
Distribution/Wholesale — 2.3%
KAR Auction Services, Inc.	19,378	1,007,850
Diversified Manufacturing Operations — 2.7%
Illinois Tool Works, Inc.	8,791	1,207,092
Electronic Components-Semiconductors — 2.5%
Texas Instruments, Inc.	10,897	1,097,110
Engines-Internal Combustion — 2.8%
Cummins, Inc.	8,552	1,258,085
Finance-Investment Banker/Broker — 2.1%
Lazard, Ltd., Class A	23,683	942,347
Food-Meat Products — 2.8%
Tyson Foods, Inc., Class A	19,937	1,234,499
Food-Misc./Diversified — 2.7%
Ingredion, Inc.	12,276	1,215,324
Hotels/Motels — 2.6%
Wyndham Destinations, Inc.†	27,070	1,140,730
Human Resources — 2.4%
ManpowerGroup, Inc.	13,393	1,058,449
Insurance-Multi-line — 2.4%
Assurant, Inc.	11,289	1,088,147
Investment Management/Advisor Services — 4.7%
Franklin Resources, Inc.	37,387	1,107,029
T. Rowe Price Group, Inc.	10,241	957,124
		2,064,153
Medical-Biomedical/Gene — 2.6%
Amgen, Inc.	6,171	1,154,656
Medical-Wholesale Drug Distribution — 2.8%
Cardinal Health, Inc.	24,789	1,238,706
Networking Products — 2.9%
Cisco Systems, Inc.	27,405	1,295,982
Oil Refining & Marketing — 4.3%
Marathon Petroleum Corp.	14,825	982,305
Valero Energy Corp.	10,399	913,240
		1,895,545
Pharmacy Services — 2.6%
CVS Health Corp.	17,375	1,138,931
Retail-Apparel/Shoe — 7.8%
Foot Locker, Inc.	25,011	1,397,865
Gap, Inc.	38,296	974,250
L Brands, Inc.	38,405	1,069,195
		3,441,310
Retail-Catalog Shopping — 2.7%
MSC Industrial Direct Co., Inc., Class A	14,130	1,179,714
Retail-Mail Order — 2.5%
Williams-Sonoma, Inc.	20,605	1,121,530
Retail-Regional Department Stores — 1.8%
Macy’s, Inc.	30,018	789,473
Semiconductor Components-Integrated Circuits — 2.1%
QUALCOMM, Inc.	18,509	916,566
Semiconductor Equipment — 2.5%
KLA-Tencor Corp.	10,501	1,119,091
Steel-Producers — 2.5%
Reliance Steel & Aluminum Co.	13,551	1,109,556
Tobacco — 2.3%
Altria Group, Inc.	20,318	1,002,693
TOTAL INVESTMENTS (cost $45,583,794)	99.1%	43,850,421
Other assets less liabilities	0.9	393,017
NET ASSETS	100.0%	$44,243,438

†                 Non-income producing security

The following is a summary of the inputs used to value the Fund’s net assets as of  January 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$43,850,421	$—	$—	$43,850,421

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — January 31, 2019 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of January 31, 2019, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of January 31, 2019, the repurchase agreements held by the Funds are subject to master netting agreements. See each Fund’s Portfolio of Investments and Notes to Financial Statements for more information about a Fund’s holdings in repurchase agreements.

Note 2.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, the AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund owned shares of the Underlying Funds. For the year ended January 31, 2019, transactions in these securities were as follows:

AIG Multi-Asset Allocation

		Capital Gain					Change in
		Distribution	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2018	Purchases†	Sales	Gain (Loss)	Gain (Loss)	January 31, 2019
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$113,411	$—	$12,801,800	$134,477	$465,684	$(193,417)	$521,209	$12,798,385
SunAmerica Equity Funds, AIG Japan Fund, Class A	—	957,495	7,427,072	968,839	250,753	10,529	(880,204)	7,275,483
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	181,935	—	12,208,304	198,140	358,218	(11,419)	(278,593)	11,758,214
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	105,396	—	5,363,626	113,498	179,109	(21,847)	22,082	5,298,250
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	107,346	—	24,610,274	139,757	716,437	(64,017)	590,758	24,560,335
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	68,160	—	6,093,720	76,262	179,109	709	(143,446)	5,848,136
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	59,872	337,574	7,708,834	407,169	214,931	(13,790)	(401,233)	7,486,049
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	145,925	3,321,575	23,788,819	3,499,908	716,436	(42,949)	(3,780,057)	22,749,285
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	292,155	2,347,192	24,309,149	2,671,756	716,436	125,763	(2,977,568)	23,412,664
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	15,901	—	23,136,540	48,310	716,436	(476,096)	(400,966)	21,591,352
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	1,859,290	11,157,469	1,873,874	322,396	25,410	(1,907,316)	10,827,041
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	—	2,552,796	13,249,819	2,570,621	394,040	12,674	(2,659,637)	12,779,437
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	264,390	234,122	23,276,915	530,921	716,436	(40,984)	87,847	23,138,263
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	2,529,418	26,997,885	2,561,827	716,436	66,439	(3,433,588)	25,476,127
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	76,192	1,356,487	17,535,016	1,455,366	501,506	(7,705)	(1,770,149)	16,711,022
	$1,430,683	$15,495,949	$239,665,242	$17,250,725	$7,164,363	$(630,700)	$(17,410,861)	$231,710,043

† Includes reinvestment of distributions paid.

AIG Active Allocation

		Capital Gain					Change in
		Distribution	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2018	Purchases†	Sales	Gain (Loss)	Gain (Loss)	January 31, 2019
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$76,470	$—	$8,651,279	$136,294	$390,859	$(158,604)	$380,491	$8,618,601
SunAmerica Equity Funds, AIG Japan Fund, Class A	—	440,517	3,427,424	464,019	153,552	(29,780)	(369,653)	3,338,458
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	133,648	—	9,002,626	189,199	362,941	(11,190)	(201,260)	8,616,434
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	122,284	—	6,240,565	160,743	251,267	(22,711)	23,320	6,150,650
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	81,429	—	18,734,010	196,804	753,800	(65,568)	464,905	18,576,351
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	119,278	—	10,695,604	183,374	418,778	(21,862)	(227,235)	10,211,103
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	50,887	286,913	6,575,203	378,395	265,226	5,895	(356,799)	6,337,468
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	57,327	1,304,885	9,375,580	1,422,035	390,859	(21,664)	(1,476,648)	8,908,444
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	154,608	1,242,127	12,906,334	1,477,925	530,452	86,039	(1,590,993)	12,348,853
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	2,717	—	3,966,216	28,356	167,511	(19,317)	(129,801)	3,677,943
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	2,358,392	14,203,234	2,448,128	586,289	60,430	(2,444,163)	13,681,340
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	—	2,436,464	12,699,460	2,521,928	558,371	10,121	(2,533,613)	12,139,525
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	59,952	53,081	5,294,347	147,218	223,348	8,649	2,277	5,229,143
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	808,035	8,664,626	863,585	362,941	35,040	(1,109,493)	8,090,817
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	18,033	321,066	4,163,830	364,738	167,511	(1,851)	(417,281)	3,941,925
	$876,633	$9,251,480	$134,600,338	$10,982,741	$5,583,705	$(146,373)	$(9,985,946)	$129,867,055

† Includes reinvestment of distributions paid.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 29, 2019

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 29, 2019

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: March 29, 2019